related party transactions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($) EquityInstruments	Jun. 30, 2019 CAD ($)	Dec. 31, 2019 CAD ($)
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 1,000,000	$ 2,000,000	$ 3,000,000	$ 3,000,000
Transactions with real estate joint venture and associate
Lease liabilities	1,721,000,000		1,721,000,000		$ 1,661,000,000
Key management personnel
Transactions with key management personnel
Short-term benefits	2,000,000	2,000,000	4,000,000	5,000,000
Post-employment pension and other benefits	1,000,000	1,000,000	2,000,000	2,000,000
Share-based compensation	11,000,000	5,000,000	10,000,000	20,000,000
Total	14,000,000	8,000,000	$ 16,000,000	27,000,000
Share options awarded			0		0
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted share units	26,000,000		$ 26,000,000		$ 25,000,000
Deferred share units	3,000,000		3,000,000		23,000,000
Total	29,000,000		$ 29,000,000		48,000,000
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			24 months
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			811,954
Notional value Awarded in period			$ 20,000,000
Grant-date fair value Awarded in period	28,000,000		28,000,000
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out		$ 3,000,000		$ 3,000,000
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	$ 76,000,000		$ 76,000,000		$ 77,000,000